Other Financial Liabilities	12 Months Ended
Jun. 30, 2020
Other Financial Liabilities
Other Financial Liabilities
18.	OTHER FINANCIAL LIABILITIES

	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	$	$	$	$	$	$
Other financial liabilities	-	977,237	977,237	-	-	-
Total	-	977,237	977,237	-	-	-

Other financial liabilities relates to warrants issued and to be issued to H.C. Wainwright & Co during capital raises in April and May 2020. The US warrants represent a written option to exchange a fixed number of the Company’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is classified as a derivative financial liability in accordance with IFRS 9.The initial recognition of the warrants amounted to A$1,173,082. As of June 30, 2020, the warrants have been revalued to A$977,237, and resulted in A$195,845 recognized in profit or loss. Since the Company is expected to be in a loss making position, the expectation of the Company is that the warrants are unlikely to be exercised in the next 12 months and hence have been classified under non-current liabilities.

All US warrants represent a written option to exchange a fixed number of the Company’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is classified as a derivative financial liability in accordance with IFRS 9. The US warrants liability is initially recorded at fair value at issue date and subsequently measured at fair value through profit and loss at each reporting date. The warrants granted are not traded in an active market and fall under the level 2 hierarchy of the requirements for disclosure of the fair value measurements. The fair value has thus been estimated by using the Binomial pricing model based on the following assumptions based on observable market conditions that existed at the issue date and at June 30, 2020.

	2020	2020
Valuation date	June 30, 2020	April 3, 2020
Grant Date	April 3, 2020	April 3, 2020
Warrants issued	40,114,200	40,114,200
Underlying asset price	A$0.0050	A$0.0050
Risk free rate	0.398%	0.411%
Volatility	134%	140.54%
Exercise price presented in United States Dollar	US$0.00365	US$0.00365
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0053	A$0.0061
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0043	A$0.0044
Model used	Binomial	Binomial
Valuation amount	A$172,491	A$175,137

	2020	2020
Valuation date	June 30, 2020	April 23, 2020
Grant Date	April 23, 2020	April 23, 2020
Warrants issued	28,177,578	28,177,578
Underlying asset price	A$0.0050	A$0.0060
Risk free rate	0.398%	0.444%
Volatility	134%	142.70%
Exercise price presented in United States Dollar	US$0.00417	US$0.00417
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0060	A$0.0065
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0042	A$0.0053
Model used	Binomial	Binomial
Valuation amount	A$118,346	A$149,693

	2020	2020
Valuation date	June 30, 2020	June 1, 2020
Grant Date	June 1, 2020	June 1, 2020
Warrants issued	156,000,000	156,000,000
Underlying asset price	A$0.0050	A$0.0060
Risk free rate	0.398%	0.397%
Volatility	134.00%	142.94%
Exercise price presented in United States Dollar	US$0.00417	US$0.00417
Exchange rate at valuation date	A$1 to US$0.689	A$1 to US$0.712
Exercise price presented in Australian Dollar	A$0.0060	A$0.0061
Time to maturity of underlying warrants (years)	5	5
Value per warrant in Australian Dollar	A$0.0044	A$0.0054
Model used	Binomial	Binomial
Valuation amount	A$686,400	A$848,252

(a)	Recognized fair value measurements

(i) Fair value hierarchy

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.